Other Current Assets, Net (Details) - Schedule of Other Current Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Prepayment and Other Current Assets [Abstract]
Deposit	$ 5,557	$ 5,557
Other current assets	6,829,212
Less: allowance for doubtful accounts
Prepayment and other current assets, net	6,834,769	5,557
Less: Prepayment and other current assets, net – discontinued operations